RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	3 Months Ended
Mar. 31, 2024
Lessee, Leases [Abstract]
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
The Group has entered into leases agreements for the rental of premises, rolling stock and equipment. The leases have an initial term of 1 to 40 years and some have a renewal option after their initial term. The lease terms are negotiated individually and encompass a wide range of different terms and conditions.
Right-of-use assets

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2024	79,567,042	1,610,149	8,485,948	89,663,139
Additions	—	293,436	—	293,436
Modifications	—	(855)	(4,105)	(4,960)
Depreciation expense	(1,973,780)	(157,626)	(538,616)	(2,670,022)
Foreign currency translation adjustment	(822,277)	(21,905)	—	(844,182)
Balance at March 31, 2024	76,770,985	1,723,199	7,943,227	86,437,411
4 - RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (CONTINUED)

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2023	59,375,131	1,133,223	—	60,508,354
Additions	29,560,843	956,364	9,363,281	39,880,488
Modifications	(2,401,574)	(31,868)	5,353	(2,428,089)
Depreciation expense	(7,766,903)	(468,994)	(882,686)	(9,118,583)
Foreign currency translation adjustment	799,545	21,424	—	820,969
Balance at December 31, 2023	79,567,042	1,610,149	8,485,948	89,663,139
On February 2, 2023, the Group completed a sale-leaseback transaction with BTB Real Estate Investment Trust for its battery manufacturing building located in Mirabel, Quebec for a total sale price of $20,909,566 (C$28,000,000), and net proceeds of $20,506,589 after the deduction of selling and legal fees of $484,994. The sale of the building resulted in a difference between the carrying value and net proceeds of $3,306,755 which was recognized as an increase to the right-of-use asset related to the lease agreement entered into with BTB Real Estate Investment Trust for the Mirabel battery manufacturing building concurrent with the sale, which has an initial 20-year term and subsequent renewal options.
Depreciation was recognized as follows :

	Three months ended
	March 31, 2024	March 31, 2023
	$	$
Administrative expenses	144,670	119,498
Selling expenses	326,779	496,049
Cost of sales	2,039,274	936,287
Capitalized to property, plant and equipment	159,299	381,772
	2,670,022	1,933,606
4 - RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (CONTINUED)
Lease liabilities

$
Balance at January 1, 2024	91,956,586
Additions	293,436
Lease payments	(1,992,541)
Modifications	(4,960)
Foreign currency translation adjustment	(792,800)
Balance at March 31, 2024	89,459,721
Current portion	7,977,519
Non-current portion	81,482,202

Balance at January 1, 2023	63,520,215
Additions	36,573,733
Lease payments	(6,512,231)
Modifications	(2,456,531)
Foreign currency translation adjustment	831,400
Balance at December 31, 2023	91,956,586
Current portion	7,984,563
Non-current portion	83,972,023